TRADE PAYABLES AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2023
TRADE PAYABLES AND ACCRUED LIABILITIES

14. TRADE PAYABLES AND ACCRUED LIABILITIES

	March 31, 2023	December 31, 2022
Trade accounts payable	$1,460,545	$751,422
Accrued liabilities	1,714,464	2,031,545
Government grant payable	33,709	33,709
	$3,208,718	$2,816,676

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2023

Expressed in Canadian Dollars (unaudited)